Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2017 ₨ / shares	Mar. 31, 2017 $ / shares	Mar. 31, 2016 ₨ / shares	Mar. 31, 2015 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 55.23	$ 0.85	₨ 46.84	₨ 40.94
Effect of potential equity shares for stock options outstanding | (per share)	0.66	0.01	0.51	0.39
Diluted earnings per share | (per share)	54.57	0.84	46.33	40.55
Basic earnings per ADS | (per share)	165.69	2.55	140.52	122.82
Diluted earnings per ADS | (per share)	163.71	2.52	138.99	121.65
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.98	$ 0.03	₨ 1.53	₨ 1.17